Federated Hermes Capital Income Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.2%
		Communication Services—2.5%
18,600		Alphabet, Inc., Class A	$ 5,798,736
183,308		AT&T, Inc.	5,134,457
5,564		Meta Platforms, Inc.	3,606,474
48,023		Verizon Communications, Inc.	2,407,873
		TOTAL	16,947,540
		Consumer Discretionary—2.0%
13,643	[1]	Amazon.com, Inc.	2,865,030
440	[1]	AutoZone, Inc.	1,652,455
54,554		Bath & Body Works, Inc.	1,241,649
11,502	[1]	HBX Group International PLC	98,377
2,784		Home Depot, Inc.	1,059,925
7,007	[1]	Lululemon Athletica, Inc.	1,297,486
32,561		Nike, Inc., Class B	2,024,643
108,516	[1]	PENN Entertaintment, Inc.	1,697,190
2,275	[1]	Ulta Beauty, Inc.	1,557,897
		TOTAL	13,494,652
		Consumer Staples—2.6%
1,100		Costco Wholesale Corp.	1,111,869
125,647		JBS NV-A	2,122,178
14,380		Philip Morris International, Inc.	2,686,616
18,031		Procter & Gamble Co.	3,014,783
50,863		The Coca-Cola Co.	4,148,386
34,696		WalMart, Inc.	4,439,353
		TOTAL	17,523,185
		Energy—2.1%
21,447		Chevron Corp.	4,005,442
21,928		ConocoPhillips	2,487,951
33,639		Exxon Mobil Corp.	5,129,947
4,000	[1]	Infinity Natural Resources, Inc.	66,400
5,820		Valero Energy Corp.	1,191,005
18,345		Williams Cos., Inc.	1,370,738
		TOTAL	14,251,483
		Financials—6.4%
9,322		American Express Co.	2,879,566
9,812		Assurant, Inc.	2,252,737
66,595		Bank of America Corp.	3,318,429
2,050		BlackRock, Inc.	2,179,621
8,616		Capital One Financial Co.	1,685,634
24,759		Charles Schwab Corp.	2,357,057
26,066		Citigroup, Inc.	2,872,213
59,282		Citizens Financial Group, Inc.	3,568,184
30,000	[1]	Ethos Technologies, Inc.	370,500
19,533	[1]	Exzeo Group, Inc.	327,373
16,676		Intercontinental Exchange, Inc.	2,737,032
22,260		JPMorgan Chase & Co.	6,684,678
3,343	[1]	Pics NV	57,098

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
8,477		Progressive Corp., OH	$ 1,811,196
3,922		S&P Global, Inc.	1,733,053
19,185		UMB Financial Corp.	2,223,158
11,553		Visa, Inc., Class A	3,698,577
42,000	[1]	Wealthfront Corp.	348,600
6,368		Willis Towers Watson PLC	1,943,323
		TOTAL	43,048,029
		Health Care—4.6%
13,497		AbbVie, Inc.	3,132,384
20,340		AstraZeneca PLC	4,283,810
18,283	[1]	Boston Scientific Corp.	1,405,049
45,962	[1]	Caris Life Sciences, Inc.	925,675
6,327		Danaher Corp.	1,332,719
4,065		Eli Lilly & Co.	4,276,339
8,450		Johnson & Johnson	2,099,233
10,000	[1]	Lumexa Imaging Holdings, Inc.	141,400
2,764		McKesson Corp.	2,729,091
24,682		Medtronic PLC	2,410,444
14,349		Merck & Co., Inc.	1,776,693
88,238		Pfizer, Inc.	2,439,781
4,327		Thermo Fisher Scientific, Inc.	2,254,843
6,176		UnitedHealth Group, Inc.	1,811,236
		TOTAL	31,018,697
		Industrials—5.3%
4,300	[1]	CSG B.V.	161,724
2,924		Cummins, Inc.	1,707,236
33,315		Delta Air Lines, Inc.	2,188,795
9,401		Dover Corp.	2,119,926
8,919		Eaton Corp. PLC	3,352,830
3,343	[1]	Forgent Power Solutions, Inc.	114,966
41,137	[1]	Gates Industrial Corp. PLC	1,134,147
6,485		GE Aerospace	2,219,556
1,275		GE Vernova, Inc.	1,113,840
4,250	[1]	Generate Biomedicines, Inc.	53,763
12,744		Knight-Swift Transportation Holdings, Inc.	801,852
3,426		Northrop Grumman Corp.	2,481,726
5,471		Parker-Hannifin Corp.	5,521,224
14,431		RTX Corp.	2,924,009
4,620	[1]	Saia, Inc.	1,872,902
7,797	[1]	Siemens Energy AG	1,532,523
14,397		Stanley Black & Decker, Inc.	1,245,197
2,218		United Rentals North America, Inc.	1,863,120
12,147		Waste Management, Inc.	2,925,483
5,000	[1]	York Space Systems, Inc.	128,000
		TOTAL	35,462,819
		Information Technology—8.6%
9,883	[1]	Advanced Micro Devices, Inc.	1,978,676
42,524		Apple, Inc.	11,233,990
9,921		Applied Materials, Inc.	3,693,588
18,866	[1]	Arista Networks, Inc.	2,518,611
25,686		Broadcom, Inc.	8,207,961
6,827		IBM Corp.	1,639,914

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
7,600	[1]	Innoscripta SE	$ 641,035
816		KLA Corp.	1,244,033
16,822		Marvell Technology, Inc.	1,374,189
22,425		Microsoft Corp.	8,807,195
5,337		Motorola Solutions, Inc.	2,573,822
49,020		NVIDIA Corp.	8,685,854
12,761		Salesforce, Inc.	2,485,715
2,826		Seagate Technology Holdings PLC	1,152,556
7,783		TD SYNNEX Corp.	1,220,452
4,500	[1]	Tekscend Photomask Corp.	97,215
		TOTAL	57,554,806
		Materials—1.8%
5,024		Agnico Eagle Mines Ltd.	1,261,957
39,413		Freeport-McMoRan, Inc.	2,683,237
7,225		Linde PLC	3,670,878
12,729		LyondellBasell Industries N.V.	732,172
23,803	[1]	MP Materials Corp.	1,401,283
6,314		Vulcan Materials Co.	1,957,340
		TOTAL	11,706,867
		Real Estate—1.8%
11,322		American Tower Corp.	2,172,239
40,329		Brixmor Property Group, Inc.	1,220,759
2,596		Equinix, Inc.	2,529,179
44,000		NS Group, Inc.	489,979
13,208		ProLogis, Inc.	1,883,065
135,018		RLJ Lodging Trust	1,082,844
6,387		Simon Property Group, Inc.	1,301,990
7,318		Sun Communities, Inc.	998,614
		TOTAL	11,678,669
		Utilities—1.5%
12,113		American Electric Power Co., Inc.	1,620,962
137,889		CenterPoint Energy, Inc.	5,998,172
65,579		PPL Corp.	2,556,269
		TOTAL	10,175,403
		TOTAL COMMON STOCKS (IDENTIFIED COST $187,025,506)	262,862,150
		U.S. TREASURIES—8.6%
		U.S. Treasury Bond—2.8%
$19,100,000		United States Treasury Bond, 4.500%, 11/15/2054	18,658,903
		U.S. Treasury Note—5.8%
19,850,000		United States Treasury Note, 3.375%, 11/30/2027	19,838,040
3,500,000		United States Treasury Note, 4.000%, 5/31/2030	3,571,358
15,300,000		United States Treasury Note, 4.250%, 11/15/2034	15,720,334
		TOTAL	39,129,732
		TOTAL U.S. TREASURIES (IDENTIFIED COST $57,145,225)	57,788,635
		PREFERRED STOCKS—6.1%
		Communication Services—1.4%
31,094		Google, Issued by JP Morgan Chase & Co., ELN, 2.000%, 5/26/26	9,693,244
		Consumer Discretionary—1.4%
33,158		Amazon, Issued by JP Morgan Chase & Co., ELN, 2.000%, 6/17/26	6,992,027

Shares, Principal Amount or Contracts		Value
	PREFERRED STOCKS—continued
	Consumer Discretionary—continued
52,000	Whirlpool Corp., Conv. Pfd., 8.500%	$ 2,592,200
	TOTAL	9,584,227
	Financials—0.8%
45,000	Apollo Global Management, Inc., Conv. Pfd., 6.750%	2,522,700
39,097	Ares Management Corp., Conv. Pfd., 6.750%	1,470,047
31,200	KKR & Co., Inc., Conv. Pfd., Series D, 6.250%	1,238,328
	TOTAL	5,231,075
	Industrials—0.3%
28,000	Boeing Co., Conv. Pfd., 6.000%	2,042,040
	Information Technology—0.6%
65,273	Hewlett Packard Enterprise Co., Conv. Pfd., 7.625%	3,851,107
	Materials—0.4%
37,000	Albemarle Corp., Conv. Pfd., 7.250%	2,629,590
	Utilities—1.2%
79,821	NextEra Energy, Inc., 7.299%	4,501,106
60,000	Southern Co., Conv. Pfd., 7.125%	3,198,000
	TOTAL	7,699,106
	PREFERRED STOCKS (IDENTIFIED COST $38,443,837)	40,730,389
	CORPORATE BONDS—2.0%
	Basic Industry - Metals & Mining—0.0%
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	74,715
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	24,100
	TOTAL	98,815
	Capital Goods - Aerospace & Defense—0.1%
50,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	48,583
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,528
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	33,646
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	57,379
125,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.400%, 7/31/2033	131,733
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	50,194
	TOTAL	343,063
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	39,177
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,760
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,265
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	23,226
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	86,711
	TOTAL	140,962
	Capital Goods - Environmental—0.0%
100,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	102,837
100,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	95,323
	TOTAL	198,160
	Communications - Cable & Satellite—0.1%
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	74,477
45,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	45,713
150,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	149,435
	TOTAL	269,625

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.0%
$ 35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	$ 35,699
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	24,042
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	101,033
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2055	48,980
	TOTAL	209,754
	Communications - Telecom Wireless—0.1%
90,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	91,061
50,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	46,108
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	200,956
60,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	54,681
95,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	93,228
85,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	82,725
	TOTAL	568,759
	Communications - Telecom Wirelines—0.1%
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	166,165
125,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	109,339
60,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	43,512
	TOTAL	319,016
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	150,920
50,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	45,559
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	104,537
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	105,030
	TOTAL	406,046
	Consumer Cyclical - Leisure—0.0%
130,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	130,260
	Consumer Cyclical - Retailers—0.0%
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	130,657
85,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	82,898
	TOTAL	213,555
	Consumer Cyclical - Services—0.0%
75,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	75,459
	Consumer Non-Cyclical - Food/Beverage—0.1%
107,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	100,706
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	104,779
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	143,303
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	82,159
75,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	77,687
40,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	40,591
80,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	74,656
85,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	82,576
75,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.950%, 2/20/2036	75,509
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	106,443
	TOTAL	888,409
	Consumer Non-Cyclical - Health Care—0.0%
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	77,924
90,000	CVS Health Corp., Sr. Unsecd. Note, 5.450%, 9/15/2035	93,000
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	49,802
	TOTAL	220,726
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
160,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	156,312
35,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	36,658

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	$ 189,792
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	53,854
175,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	150,003
	TOTAL	586,619
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	59,105
	Consumer Non-Cyclical - Tobacco—0.1%
105,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	113,285
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	162,963
	TOTAL	276,248
	Energy - Independent—0.0%
45,000	APA Corp., Sr. Unsecd. Note, 6.750%, 2/15/2055	46,037
55,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	61,421
	TOTAL	107,458
	Energy - Midstream—0.1%
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,611
75,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	76,501
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	128,985
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	107,482
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	29,144
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	101,886
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	128,298
	TOTAL	602,907
	Financial Institution - Banking—0.5%
170,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	159,874
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	73,383
100,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	104,996
130,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	124,758
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	150,327
150,000	Capital One Financial Co., Sr. Unsecd. Note, 5.399%, 1/30/2037	151,419
60,000	Citigroup, Inc., Sr. Secd. Note, 4.503%, 9/11/2031	60,470
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	94,622
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	130,100
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	79,033
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	103,830
110,000	FNB Corp. (PA), 5.722%, 12/11/2030	113,151
130,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	129,419
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.218%, 4/23/2031	103,540
60,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	63,994
50,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	49,995
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	131,796
60,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	55,665
210,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	209,579
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	72,981
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	136,365
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.179%, 7/8/2031	77,472
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,516
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	41,886
225,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	227,270
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	109,589
20,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	21,057
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	84,935

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 65,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	$ 68,178
100,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	95,600
55,000	U.S. Bancorp, 5.100%, 7/23/2030	56,928
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	198,831
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.605%, 4/23/2036	105,211
60,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	57,438
	TOTAL	3,514,208
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	43,689
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.500%, 2/15/2036	98,390
	TOTAL	142,079
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	154,365
	Financial Institution - Insurance - Health—0.0%
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	100,596
	Financial Institution - Insurance - Life—0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	165,705
100,000	Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	101,260
	TOTAL	266,965
	Financial Institution - Insurance - P&C—0.1%
50,000	Aon North America, Inc., 5.750%, 3/1/2054	49,524
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	101,898
55,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	56,124
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	336,839
	TOTAL	544,385
	Financial Institution - REIT - Apartment—0.0%
80,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	79,642
	Financial Institution - REIT - Healthcare—0.0%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	100,227
85,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	79,941
	TOTAL	180,168
	Financial Institution - REIT - Office—0.0%
105,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	87,417
	Financial Institution - REIT - Other—0.0%
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	103,955
	Financial Institution - REIT - Retail—0.0%
100,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	100,552
	Technology—0.2%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	27,609
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	35,878
45,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	45,157
85,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	87,961
25,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	26,163
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,315
100,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.300%, 2/26/2054	97,367
100,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	100,415
100,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	97,163
40,000	Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	40,103
70,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	69,665
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	50,652
50,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	49,568
150,000	Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	145,007

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 80,000	Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	$ 70,451
75,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	72,778
20,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	19,805
75,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	74,574
100,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	103,140
50,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	53,299
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	36,426
	TOTAL	1,307,496
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	61,505
	Transportation - Services—0.0%
50,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	52,076
	Utility - Electric—0.2%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	84,886
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	69,947
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	137,081
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	134,107
35,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	35,683
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	42,007
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	232,918
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,637
100,000	Exelon Corp., Sr. Unsecd. Note, 4.950%, 3/15/2036	99,455
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	69,592
35,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	36,158
75,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	63,535
150,000	Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	149,545
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	42,999
	TOTAL	1,221,550
	TOTAL CORPORATE BONDS (IDENTIFIED COST $13,930,207)	13,671,082
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Commercial Mortgage—0.4%
875,000	Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	876,370
1,225,000	Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,235,901
285,000	Bank 2022-BNK40, Class A4, 3.389%, 3/15/2064	269,179
400,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	396,197
	TOTAL	2,777,647
	Federal Home Loan Mortgage Corporation—0.2%
747,163	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	714,657
600,000	Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	551,389
	TOTAL	1,266,046
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,215,579)	4,043,693
	COLLATERALIZED MORTGAGE OBLIGATION—0.2%
	Non-Agency Mortgage-Backed Securities—0.2%
1,523,799	GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052 (IDENTIFIED COST $1,434,695)	1,304,633
	ASSET-BACKED SECURITY—0.1%
	Financial Services—0.1%
724,926	Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $718,910)	724,769

Shares, Principal Amount or Contracts			Value
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	$ 57,845
		PURCHASED CALL OPTION—0.0%
250		iShares Expanded Tech-Software, Exercise Price $90, Notional Amount $2,039,250, Expiration Date 4/17/2026 (IDENTIFIED COST $73,762)	34,375
		INVESTMENT COMPANIES—42.7%
2,708,668		Bank Loan Core Fund	22,590,291
9,607,130		Emerging Markets Core Fund	87,713,099
4,437,867		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[2]	4,437,867
15,875,411		High Yield Bond Core Fund	90,489,846
9,448,102		Mortgage Core Fund	81,253,674
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $332,535,359)	286,484,777
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $635,523,080)	667,702,348
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	3,159,566
		NET ASSETS—100%	$670,861,914
At February 28, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	276	$57,759,469	June 2026	$94,296
United States Treasury Notes 5-Year Long Futures	168	$18,503,625	June 2026	$49,877
United States Treasury Notes 10-Year Ultra Long Futures	14	$1,634,281	June 2026	$7,187
Short Futures:
United States Treasury Notes 10-Year Short Futures	19	$2,162,438	June 2026	$(15,183)
United States Treasury Ultra Bond Short Futures	199	$24,197,156	June 2026	$(218,391)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(82,214)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2026	Shares Held as of 2/28/2026	Dividend Income
Bank Loan Core Fund	$22,819,456	$362,831	$—	$(591,996)	$—	$22,590,291	2,708,668	$363,342
Emerging Markets Core Fund	$87,232,742	$—	$—	$480,357	$—	$87,713,099	9,607,130	$2,187,391
Federated Hermes Government Obligations Fund, Premier Shares	$3,329,740	$28,036,880	$(26,928,753)	$—	$—	$4,437,867	4,437,867	$43,307
High Yield Bond Core Fund	$90,807,354	$—	$—	$(317,508)	$—	$90,489,846	15,875,411	$1,412,752
Mortgage Core Fund	$85,259,051	$—	$(4,850,000)	$1,660,564	$(815,941)	$81,253,674	9,448,102	$1,030,155
TOTAL OF AFFILIATED TRANSACTIONS	$289,448,343	$28,399,711	$(31,778,753)	$1,231,417	$(815,941)	$286,484,777	42,077,178	$5,036,947

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$250,818,766	$—	$—	$250,818,766
International	4,900,445	7,142,939	—	12,043,384
Preferred Stocks
Domestic	24,045,118	16,685,271	—	40,730,389
Debt Securities:
U.S. Treasuries	—	57,788,635	—	57,788,635
Corporate Bonds	—	13,671,082	—	13,671,082
Commercial Mortgage-Backed Securities	—	4,043,693	—	4,043,693
Collateralized Mortgage Obligation	—	1,304,633	—	1,304,633
Asset-Backed Security	—	724,769	—	724,769
Purchased Call Option	34,375	—	—	34,375
Warrant	—	57,845	—	57,845
Investment Companies	286,484,777	—	—	286,484,777
TOTAL SECURITIES	$566,283,481	$101,418,867	$—	$667,702,348
Other Financial Instruments:[1]
Assets	$151,360	$—	$—	$151,360
Liabilities	(233,574)	—	—	(233,574)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(82,214)	$—	$—	$(82,214)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ELN	—Equity-Linked Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit